Waddell & Reed Advisors
                    Asset Strategy Fund

                    Semiannual
                    Report
                    -----------------
                    December 31, 2001

CONTENTS

         3     President's Letter

         5     Performance Summary

         7     Portfolio Highlights

         8     Investments

        14     Statement of Assets and Liabilities

        16     Statement of Operations

        17     Statement of Changes in Net Assets

        18     Financial Highlights

        22     Notes to Financial Statements

        29     Independent Auditors' Report

        30     Householding Notice

        32     Directors & Officers














This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Asset Strategy Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Asset Strategy Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF ASSET STRATEGY FUND
     December 31, 2001

Dear Shareholder,

We are pleased to share with you this report on your Fund's operations for the six months ended December 31, 2001.

The last six months were dominated by the tragic events of September 11, 2001, the onset of the war on terrorism, and a difficult, recessionary market environment. The attacks were emotionally staggering, yet they seemed to have helped solidify our resolve as a country and to remind us of the robust nature of the American spirit. Many of us have faced these challenges and turned them into opportunities: to reconnect with loved ones, to renew commitments to our values and to use our experiences to move forward. We also can take encouragement from the fact that, by year-end, the economy showed some indications of turning around.

Apparently spurred by the Federal Reserve's eleven interest rate cuts during 2001, along with some early success in the war, the markets recovered somewhat toward the end of the year as many analysts began to anticipate a recovery in 2002. While we view this as a positive sign for the year to come, we believe that the challenges of 2001 may take some time to overcome.

At December 31, many of the primary equity indexes posted losses for the second half of 2001. For the last six months, the technology-heavy Nasdaq Industrials Index was down 8.40 percent. The other two major indexes also suffered during the period, although not quite as much, as the S&P 500 Index declined 5.60 percent and the Dow Jones Industrial Average declined 3.72 percent.

By contrast, bonds have done a bit better during the last six months, as evidenced by the Salomon Brothers Broad Investment Grade Index increasing
4.73 percent for the period. It appears that a combination of the declining stock market, interest rate cuts and a slower economy has helped bond performance over the last six months.

As you review your finances, it is helpful to note that, while the market may decline in the face of economic uncertainty and geopolitical events, it often rebounds over the intermediate or long term. While the current circumstances may be difficult, we believe that it is unwise to act impulsively. We believe that the best way to approach a fluctuating market is to develop and maintain a personal financial plan. From our experience, those who adhere to a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts.

Ultimately, we believe that it is essential for serious investors to maintain a long-term perspective and to maintain a diversified portfolio. Short-term downturns often create excellent buying opportunities, as well as opportunities to further diversify holdings. We believe that it remains important for all investors to review their investment asset allocation on a regular basis to ensure that it continues to adhere to individual risk tolerance and is adaptable to market changes.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing dedication and partnership.

Respectfully,
Henry J. Herrmann
President

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND
--------------------------------------------------------------
Asset Strategy Fund

GOAL
Seeks high total return over the long term.

Strategy
Invests in stocks, bonds and short-term instruments. Within each of these classes, the Fund may invest in both domestic and foreign securities. The Fund selects a mix which represents the way the Fund's investments will generally be allocated over the long term as indicated below. This mix will vary over shorter time periods as Fund holdings change based on the current outlook for the different markets. These changes may be based on such factors as interest rate changes, security valuation levels and/or a rise in the potential for growth stocks.

Founded
1995

Scheduled Dividend Frequency
Quarterly
(March, June, September, December)

Portfolio Strategy
Stocks 70% (can range from 0-100%).
Bonds 25% (can range from 0-100%).
Short-Term Instruments 5% (can range from 0-100%).

Performance Summary -- Class A Shares
          Per Share Data
For the Six Months Ended December 31, 2001
---------------------------------------------
Dividends paid                  $0.08
                                =====
Net asset value on
     12-31-01                   $6.13
      6-30-01                    6.34
                                -----
Change per share               $(0.21)
                                 =====


    Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND
--------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------    ------------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 12-31-01   -15.84%      -10.70%         -14.83%       -11.33%
 5-year period
  ended 12-31-01     8.81%       10.11%           ---           ---
10-year period
  ended 12-31-01     ---          ---             ---           ---
Since inception of
  Class (F)           8.40%       9.35%           7.72%         8.93%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)3-9-95 for Class A shares and 10-6-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return (A)
Period            Class C (B)  Class Y (C)
------           -----------  -----------
 1-year period
  ended 12-31-01   -11.34%      -10.34%
 5-year period
  ended 12-31-01     ---         10.51%
10-year period
  ended 12-31-01     ---          ---
Since inception
  of Class (D)       9.21%       9.12%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-5-99 for Class C shares and 9-27-95 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND
--------------------------------------------------------------
Portfolio Highlights

On December 31, 2001, Waddell & Reed Advisors Asset Strategy Fund, Inc. had net assets totaling $210,132,367 invested in a diversified portfolio of:

   62.47%   United States Government Securities
   20.00%   Common Stocks
   11.19%   Cash and Cash Equivalents
    3.71%   Corporate Debt Securities
    2.20%   Bullion
    0.25%   Other Government Security
    0.18%   Preferred Stock


As a shareholder of Waddell & Reed Advisors Asset Strategy Fund, Inc., for every $100 you had invested on December 31, 2001, your Fund owned:

  $62.47    United States Government Securities
   20.00    Common Stocks
   11.19    Cash and Cash Equivalents
    3.71    Corporate Debt Securities
    2.20    Bullion
    0.25    Other Government Security
    0.18    Preferred Stock

THE INVESTMENTS OF ASSET STRATEGY FUND
     December 31, 2001

                                                Troy
                                              Ounces        Value

BULLION - 2.20%
 Gold  ...................................    16,549  $  4,617,125
                                                      ------------
 (Cost: $4,530,502)

                                              Shares

COMMON STOCKS
Amusement and Recreation Services - 0.49%
 Westwood One, Inc.*  ....................    34,000      1,021,700
                                                      ------------

Business Services - 3.77%
 AOL Time Warner Inc.*  ..................    47,500      1,524,750
 Armor Holdings, Inc.*  ..................    24,700        666,653
 BEA Systems, Inc.*  .....................    59,100        910,436
 Edwards (J. D.) & Company*  .............    28,200        465,159
 Micromuse Inc.*  ........................    43,900        658,280
 Microsoft Corporation*  .................    14,800        980,574
 Midway Games Inc.*  .....................    28,300        424,783
 SAP Aktiengesellschaft, ADR  ............    30,200        964,286
 THQ Inc.*  ..............................    12,600        610,155
 Take-Two Interactive Software, Inc.*  ...    44,600        721,405
                                                      ------------
                                                          7,926,481
                                                      ------------

Chemicals and Allied Products - 3.37%
 Air Products and Chemicals, Inc.  .......     8,700        408,117
 American Home Products Corporation  .....    17,200      1,055,392
 Colgate-Palmolive Company  ..............    17,400      1,004,850
 OM Group, Inc.  .........................     3,200        211,808
 Pfizer Inc.  ............................    23,600        940,460
 Pharmacia Corporation  ..................    23,200        989,480
 Schering-Plough Corporation  ............    41,500      1,486,115
 Smith International, Inc.*  .............    18,400        986,608
                                                      ------------
                                                          7,082,830
                                                      ------------

Coal Mining - 0.76%
 Arch Coal, Inc.  ........................    51,900      1,178,130
 CONSOL Energy Inc.  .....................    17,000        422,280
                                                      ------------
                                                          1,600,410
                                                      ------------


See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF ASSET STRATEGY FUND
     December 31, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Communication - 1.05%
 Nextel Communications, Inc.*  ...........    60,800   $    666,064
 Univision Communications Inc.*  .........    26,700      1,080,282
 Western Wireless Corporation, Class A*  .    16,100        454,905
                                                      ------------
                                                          2,201,251
                                                      ------------

Depository Institutions - 0.41%
 U.S. Bancorp  ...........................    21,800        456,274
 Wells Fargo & Company  ..................     9,100        395,395
                                                      ------------
                                                            851,669
                                                      ------------

Electric, Gas and Sanitary Services - 0.79%
 El Paso Corporation  ....................    27,300      1,217,853
 Hawaiian Electric Industries, Inc.  .....    10,700        430,996
                                                      ------------
                                                          1,648,849
                                                      ------------

Electronic and Other Electric Equipment - 0.45%
 Intel Corporation  ......................    30,100        946,495
                                                      ------------

Fabricated Metal Products - 0.23%
 Sturm, Ruger & Company, Inc.  ...........    40,100        480,398
                                                      ------------

Health Services - 0.94%
 Health Management Associates, Inc.,
   Class A* ..............................    53,100        977,040
 Tenet Healthcare Corporation*  ..........    17,000        998,240
                                                      ------------
                                                          1,975,280
                                                      ------------

Holding and Other Investment Offices - 1.06%
 CarrAmerica Realty Corporation  .........    74,000      2,227,400
                                                      ------------


See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF ASSET STRATEGY FUND
     December 31, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Industrial Machinery and Equipment - 1.17%
 Baker Hughes Incorporated  ..............    25,500   $    929,985
 EMC Corporation*  .......................    74,800      1,005,312
 Lexmark International, Inc.*  ...........     8,900        525,100
                                                      ------------
                                                          2,460,397
                                                      ------------

Instruments and Related Products - 0.25%
 Korea Telecom Corp., ADR  ...............    26,200        532,646
                                                      ------------

Insurance Carriers - 0.18%
 Prudential Financial, Inc.*  ............    11,600        385,004
                                                      ------------

Metal Mining - 3.09%
 Agnico-Eagle Mines Limited  .............    85,100        839,937
 AngloGold Limited, ADR  .................   153,128      2,765,492
 Barrick Gold Corporation  ...............    84,111      1,341,570
 Glamis Gold Ltd.*  ......................   215,608        778,345
 Goldcorp Incorporated (A)  ..............    33,100        401,124
 Meridian Gold Inc. (A)*  ................    36,350        373,177
                                                      ------------
                                                          6,499,645
                                                      ------------

Miscellaneous Retail - 0.12%
 Galyan's Trading Company, Inc.*  ........    17,463        243,085
                                                      ------------

Motion Pictures - 0.46%
 Blockbuster Inc., Class A  ..............    38,200        962,640
                                                      ------------

Nonmetallic Minerals, Except Fuels - 0.30%
 USEC Inc.  ..............................    87,600        627,216
                                                      ------------

Oil and Gas Extraction - 0.83%
 Anadarko Petroleum Corporation  .........    15,200        864,120
 Burlington Resources Inc.  ..............    23,400        878,436
                                                      ------------
                                                          1,742,556
                                                      ------------


See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF ASSET STRATEGY FUND
     December 31, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Rubber and Miscellaneous Plastics Products - 0.09%
 Sealed Air Corporation*  ................     4,800   $    195,936
                                                      ------------

Security and Commodity Brokers - 0.19%
 Charles Schwab Corporation (The)  .......    26,400        408,408
                                                      ------------

TOTAL COMMON STOCKS - 20.00%                           $ 42,020,296
 (Cost: $40,541,491)

PREFERRED STOCK - 0.18%
Insurance Carriers
 Prudential Financial, Inc. and
   Prudential Financial Capital Trust I,
   6.75% Equity Security Units,
   Convertible* ..........................     6,500   $    378,300
                                                      ------------
 (Cost: $325,000)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Electric, Gas and Sanitary Services - 1.22%
 Dominion Resources, Inc.,
   7.4%, 9-16-02 .........................    $  500        513,415
 El Paso Natural Gas Company,
   7.75%, 1-15-02 ........................       500        500,653
 PP&L Capital Funding, Inc.,
   7.7%, 11-15-07 ........................       500        519,179
 Public Service Electric and Gas Company,
   7.19%, 9-6-02 .........................       500        514,900
 WMX Technologies, Inc.,
   7.7%, 10-1-02 .........................       500        512,776
                                                      ------------
                                                          2,560,923
                                                      ------------

Electronic and Other Electric Equipment - 0.25%
 Tyco International Group S.A.,
   6.25%, 6-15-03 ........................       500        520,120
                                                      ------------


See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF ASSET STRATEGY FUND
     December 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Food and Kindred Products - 0.25%
 Diageo Capital plc,
   6.0%, 3-27-03 .........................      $500   $    517,718
                                                      ------------

Food Stores - 0.24%
 Safeway Inc.,
   7.0%, 9-15-02 .........................       500        514,333
                                                      ------------

General Merchandise Stores - 0.24%
 Wal-Mart Stores, Inc.,
   6.875%, 8-1-02 ........................       500        513,319
                                                      ------------

Nondepository Institutions - 0.48%
 Banco Latinoamericano de Exportaciones, S.A.,
   6.59%, 10-6-02 (B) ....................       500        508,941
 Nacional Financiera, S.N.C.,
   9.75%, 3-12-02 ........................       500        508,125
                                                      ------------
                                                          1,017,066
                                                      ------------

Oil and Gas Extraction - 0.25%
 Apache Corporation,
   9.25%, 6-1-02 .........................       500        515,417
                                                      ------------

Paper and Allied Products - 0.24%
 Federal Paper Board Company, Inc.,
   8.125%, 7-1-02 ........................       500        512,551
                                                      ------------

Primary Metal Industries - 0.25%
 CSN Islands Corporation,
   9.625%, 8-2-02 (B) ....................       500        515,625
                                                      ------------

Railroad Transportation - 0.24%
 Norfolk Southern Corporation,
   6.95%, 5-1-02 .........................       500        507,185
                                                      ------------


See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF ASSET STRATEGY FUND
     December 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Transportation Equipment - 0.05%
 TRW Inc.,
   6.5%, 6-1-02 ..........................   $   100   $    100,838
                                                      ------------

TOTAL CORPORATE DEBT SECURITIES - 3.71%                $  7,795,095
 (Cost: $7,581,804)

OTHER GOVERNMENT SECURITY - 0.25%
Mexico
 United Mexican States,
   8.625%, 3-12-08 .......................       500  $    536,250
                                                      ------------
 (Cost: $488,917)

UNITED STATES GOVERNMENT SECURITIES
 United States Treasury Notes:
   5.875%, 11-15-04 ......................    20,000     21,176,560
   5.75%, 11-15-05 (C) ...................    44,200     46,694,869
   6.125%, 8-15-07 .......................    29,650     31,901,562
   5.75%, 8-15-10                             30,000    31,492,980

TOTAL UNITED STATES GOVERNMENT SECURITIES - 62.47%    $131,265,971
 (Cost: $130,784,248)

                                                Face
                                           Amount in
                                           Thousands

UNREALIZED GAIN (LOSS) ON OPEN
FORWARD CURRENCY CONTRACTS - 0.08%
 British Pound, 5-15-02 (D)  .............       L21         (1,100)
 Japanese Yen, 1-31-02 (D)  ..............  Y839,038        502,261
 Japanese Yen, 1-31-02 (D)  ..............  Y839,038       (323,491)
                                                      ------------
                                                       $    177,670
                                                      ------------


See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF ASSET STRATEGY FUND
     December 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES
 Chemicals and Allied Products - 6.81%
 du Pont (E.I.) de Nemours and Company,
   1.69631%, Master Note .................   $ 3,076   $  3,076,000
 Glaxo Wellcome PLC,
   2.01%, 1-14-02 ........................     8,000      7,994,193
 Procter & Gamble Company (The),
   1.92%, 1-11-02 ........................     3,250      3,248,267
                                                      ------------
                                                        14,318,460
                                                      ------------

 Food and Kindred Products - 1.43%
 Nestle Capital Corp.,
   2.02%, 1-24-02 ........................     3,000     2,996,128
                                                      ------------

 Wholesale Trade - Nondurable Goods - 2.38%
 Unilever Capital Corporation,
   2.01%, 1-15-02 ........................     5,000      4,996,092
                                                      ------------

TOTAL SHORT-TERM SECURITIES - 10.62%                   $ 22,310,680
 (Cost: $22,310,680)

TOTAL INVESTMENTS - 99.51%                             $209,101,387
 (Cost: $206,562,642)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.49%        1,030,980

NET ASSETS - 100.00%                                   $210,132,367


See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF ASSET STRATEGY FUND
     December 31, 2001


Notes to Schedule of Investments
  *No income dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, the total value of these securities amounted to $1,024,566 or 0.49% of net assets.

(C)As of December 31, 2001, a portion of the security was used as cover for the following written call option (See Note 6 to financial statements):

                         Contracts
     Underlying          Subject  Expiration Month/Premium    Market
     Security            to Call  Exercise Price  Received     Value
---------------------------       ----------------------------------- ------
Nasdaq 100                1,322     March/40      $392,634  $337,110
                                                  ========  ========

(D)Principal amounts are denominated in the indicated foreign currency, where applicable (L - British Pound, Y - Japanese Yen).

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     ASSET STRATEGY FUND
     December 31, 2001
     (In Thousands, Except for Per Share Amounts)

ASSETS
 Investments -- at value (Notes 1 and 3):
   Bullion (cost - $4,531) ...............................  $  4,617
   Securities (cost - $202,032) ..........................   204,484
                                                            --------
                                                             209,101
 Cash  ...................................................         1
 Receivables:
   Dividends and interest ................................     2,030
   Fund shares sold ......................................     1,070
   Investment securities sold.............................        35
 Prepaid insurance premium  ..............................        12
                                                             -------
    Total assets  ........................................   212,249
                                                             -------
LIABILITIES
 Payable for investment securities purchased  ............       960
 Payable to Fund shareholders  ...........................       708
 Outstanding written call options at market (Note 6) .....       337
 Accrued shareholder servicing (Note 2)  .................        51
 Accrued service fee (Note 2)  ...........................        26
 Accrued distribution fee (Note 2)  ......................        10
 Accrued accounting services fee (Note 2)  ...............         5
 Accrued management fee (Note 2)  ........................         4
 Other liabilities  ......................................        16
                                                            --------
    Total liabilities  ...................................     2,117
                                                            --------
      Total net assets ...................................  $210,132
                                                            ========


See Notes to Financial Statements.

     ASSET STRATEGY FUND
     December 31, 2001
     (In Thousands, Except for Per Share Amounts)

NET ASSETS
 $0.01 par value capital stock:
   Capital stock .........................................  $    343
   Additional paid-in capital ............................   219,995
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income  ......        23
   Accumulated undistributed net realized loss on investment
    transactions  ........................................   (12,824)
   Net unrealized appreciation in value of securities ....     2,539
   Net unrealized appreciation in value of written call
    options ..............................................        56
                                                            --------
    Net assets applicable to outstanding units of capital   $210,132
                                                            ========
Net asset value per share (net assets divided by shares outstanding):
 Class A  ................................................     $6.13
 Class B  ................................................     $6.13
 Class C  ................................................     $6.13
 Class Y  ................................................     $6.13
Capital shares outstanding:
 Class A  ................................................    28,918
 Class B  ................................................     4,061
 Class C  ................................................     1,135
 Class Y  ................................................       152
Capital shares authorized ................................ 1,000,000


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     ASSET STRATEGY FUND
     For the Six Months Ended December 31, 2001
     (In Thousands)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ..........................          $ 3,154
   Dividends (net of foreign withholding taxes of $2) .              177
                                                                 -------
    Total income  .....................................            3,331
 Expenses (Note 2):                                              -------
   Investment management fee ..........................              665
   Shareholder servicing:
    Class A ...........................................              258
    Class B ...........................................               46
    Class C ...........................................               13
    Class Y ...........................................                1
   Service fee:
    Class A ...........................................              186
    Class B ...........................................               28
    Class C ...........................................                8
   Distribution fee:
    Class A ...........................................               14
    Class B ...........................................               84
    Class C ...........................................               23
   Registration fees ..................................               51
   Accounting services fee ............................               25
   Custodian fees .....................................               12
   Audit fees .........................................               11
   Legal fees .........................................                3
   Other ..............................................               45
                                                                 -------
    Total expenses  ...................................            1,473
                                                                 -------
      Net investment income ...........................            1,858
REALIZED AND UNREALIZED GAIN (LOSS) ON                           -------
INVESTMENTS (NOTES 1 AND 4)
 Realized net loss on securities  .....................          (11,980)
 Realized net gain on foreign currency transactions  ..               31
 Realized net gain on purchased call options  .........               12
 Realized net gain on written call options  ...........              140
                                                                 -------
   Realized net loss on investments ...................          (11,797)
 Unrealized appreciation in value of securities                  -------
   during the period ..................................            5,505
 Unrealized appreciation in value of written call options
   during the period ..................................               98
   Unrealized appreciation in value of investments               -------
    during the period  ................................            5,603
                                                                 -------
    Net loss on investments  ..........................           (6,194)
                                                                 -------
      Net decrease in net assets resulting from operations      $ (4,336)
                                                                 =======


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     ASSET STRATEGY FUND
     (In Thousands)

                                      For the     For the     For the
                                          six      fiscal      fiscal
                                       months      period        year
                                        ended       ended       ended
                                     12-31-01     6-30-01     9-30-00
                                     --------    --------    --------
INCREASE IN NET ASSETS
 Operations:
   Net investment income ..........  $  1,858    $  2,352     $   522
   Realized net gain (loss) on
    investments  ..................   (11,797)       (151)     11,343
   Unrealized appreciation
    (depreciation)  ...............     5,603     (10,448)      5,370
                                     --------    --------     -------
    Net increase (decrease) in net assets
      resulting from operations ...    (4,336)     (8,247)     17,235
                                     --------    --------     -------
 Distributions to shareholders (Note 1E):*
   From net investment income:
    Class A  ......................    (2,171)     (1,882)       (328)
    Class B  ......................      (206)        (98)        ---**
    Class C  ......................       (57)        (29)        ---**
    Class Y  ......................       (12)        (12)         (4)
   From realized gains on securities transactions:
    Class A  ......................       ---      (9,195)     (1,532)
    Class B  ......................       ---        (832)        (14)
    Class C  ......................       ---        (243)         (4)
    Class Y  ......................       ---         (62)         (9)
   In excess of realized capital gains:
    Class A  ......................       ---        (752)        ---
    Class B  ......................       ---         (68)        ---
    Class C  ......................       ---         (20)        ---
    Class Y  ......................       ---          (5)        ---
                                     --------    --------     -------
                                       (2,446)    (13,198)     (1,891)
                                     --------    --------     -------
 Capital share transactions
   (Note 5) .......................    49,669      90,362      34,594
                                     --------    --------     -------
        Total increase ............    42,887      68,917      49,938

NET ASSETS
 Beginning of period  .............   167,245      98,328      48,390
                                     --------    --------     -------
 End of period, including undistributed
   net investment income of $23, $580
   and $248, respectively .........  $210,132    $167,245     $98,328
                                     ========    ========     =======

 *See "Financial Highlights" on pages 18 - 21.
**Not shown due to rounding.


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     ASSET STRATEGY FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the For the
                        six  fiscal            For the fiscal
                     months  period       year ended September 30,
                      ended   ended ------------------------------------
                   12-31-01 6-30-01   2000    1999   1998    1997   1996
                   -------- ------- ------  ------ ------  ------ ------
Net asset value,
 beginning of period  $6.34   $7.53  $5.82   $5.78  $5.99   $5.24  $5.42
                      -----   -----  -----   -----  -----   -----  -----
Income (loss) from investment operations:
 Net investment
   income ..........   0.06    0.11   0.04    0.09   0.15    0.16   0.15
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.19)  (0.44)  1.88    0.29   0.28    0.74  (0.17)
                      -----   -----  -----   -----  -----   -----  -----
Total from investment
 operations  .......  (0.13)  (0.33)  1.92    0.38   0.43    0.90  (0.02)
                      -----   -----  -----   -----  -----   -----  -----
Less distributions:
 From net investment
   income ..........  (0.08)  (0.11) (0.03)  (0.10) (0.17)  (0.15) (0.15)
 From capital gains   (0.00)  (0.69) (0.18)  (0.24) (0.47)  (0.00) (0.00)
 In excess of capital
   gains ...........  (0.00)  (0.06) (0.00)  (0.00) (0.00)  (0.00) (0.01)
                      -----   -----  -----   -----  -----   -----  -----
Total distributions   (0.08)  (0.86) (0.21)  (0.34) (0.64)  (0.15) (0.16)
                      -----   -----  -----   -----  -----   -----  -----
Net asset value,
 end of period  ....  $6.13   $6.34  $7.53   $5.82  $5.78   $5.99  $5.24
                      =====   =====  =====   =====  =====   =====  =====
Total return* ......  -2.03%  -4.92% 33.87%   6.90%  7.89%  17.46% -0.49%
Net assets, end of period
 (in millions) .....   $177    $143    $89     $48    $33     $28    $32
Ratio of expenses to
 average net assets    1.42%** 1.42%**1.55%   1.90%  1.62%   1.70%  1.68%
Ratio of net investment
 income to average net
 assets  ...........   2.08%** 2.45%**0.74%   1.55%  2.45%   2.87%  2.93%
Portfolio
 turnover rate  ....  79.28% 115.03%174.40% 176.63%230.09% 173.88% 91.06%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     ASSET STRATEGY FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                          For the
                            For the        For the         period
                                six         fiscal           from
                             months         period       10-6-99*
                              ended          ended        through
                           12-31-01        6-30-01        9-30-00
                           --------        -------        -------
Net asset value,
 beginning of period          $6.34          $7.50          $5.89
                              ----           ----           ----
Income (loss) from investment
 operations:
 Net investment income         0.04           0.06           0.01
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.19)         (0.42)          1.79
                              ----           ----           ----
Total from investment
 operations  .......          (0.15)         (0.36)          1.80
                              ----           ----           ----
Less distributions:
 From net investment
   income ..........          (0.06)         (0.05)         (0.01)
 From capital gains           (0.00)         (0.69)         (0.18)
 In excess of capital
   gains ...........          (0.00)         (0.06)         (0.00)
                              ----           ----           ----
Total distributions           (0.06)         (0.80)         (0.19)
                              ----           ----           ----
Net asset value,
 end of period  ....          $6.13          $6.34          $7.50
                              ====           ====           ====
Total return .......          -2.45%         -5.38%         31.71%
Net assets, end of
 period (in
 millions)  ........            $25            $19             $7
Ratio of expenses to
 average net assets            2.27%**        2.26%**        2.29%**
Ratio of net investment
 income to average
 net assets  .......           1.23%**        1.63%**        0.22%**
Portfolio turnover
 rate  .............          79.28%        115.03%        174.40%***
  *Commencement of operations of the class.
 **Annualized.
***For the fiscal year ended September 30, 2000.


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     ASSET STRATEGY FUND
     Class C Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                          For the
                            For the        For the         period
                                six         fiscal           from
                             months         period       10-5-99*
                              ended          ended        through
                           12-31-01        6-30-01        9-30-00
                           --------        -------        -------
Net asset value,
 beginning of period          $6.34          $7.51          $5.86
                              ----           ----           ----
Income (loss) from investment
 operations:
 Net investment income         0.04           0.07           0.01
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.19)         (0.43)          1.83
                              ----           ----           ----
Total from investment
 operations  .......          (0.15)         (0.36)          1.84
                              ----           ----           ----
Less distributions:
 From net investment
   income ..........          (0.06)         (0.06)         (0.01)
 From capital gains           (0.00)         (0.69)         (0.18)
 In excess of capital
   gains ...........          (0.00)         (0.06)         (0.00)
                              ----           ----           ----
Total distributions           (0.06)         (0.81)         (0.19)
                              ----           ----           ----
Net asset value,
 end of period  ....          $6.13          $6.34          $7.51
                              ====           ====           ====
Total return .......          -2.45%         -5.44%         32.47%
Net assets, end of
 period (in millions)            $7             $5             $2
Ratio of expenses to
 average net assets            2.27%**        2.26%**        2.25%**
Ratio of net investment
 income to average
 net assets  .......           1.22%**        1.62%**        0.30%**
Portfolio turnover
 rate  .............          79.28%        115.03%        174.40%***
  *Commencement of operations of the class.
 **Annualized.
***For the fiscal year ended September 30, 2000.


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     ASSET STRATEGY FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the For the
                        six  fiscal       For the fiscal year ended
                     months  period              September 30,
                      ended   ended-------------------------------------
                   12-31-01 6-30-01   2000    1999   1998    1997   1996
                   -------- ------- ------  ------ ------  ------ ------
Net asset value,
 beginning of period  $6.34   $7.53  $5.83   $5.78  $5.99   $5.24  $5.42
                      -----   -----  -----   -----  -----   -----  -----
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.07    0.14   0.08    0.12   0.16    0.17   0.16
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.19)  (0.45)  1.86    0.28   0.29    0.75  (0.17)
                      -----   -----  -----   -----  -----   -----  -----
Total from investment
 operations  .......  (0.12)  (0.31)  1.94    0.40   0.45    0.92  (0.01)
                      -----   -----  -----   -----  -----   -----  -----
Less distributions:
 From net investment
   income ..........  (0.09)  (0.13) (0.06)  (0.11) (0.19)  (0.17) (0.16)
 From capital gains   (0.00)  (0.69) (0.18)  (0.24) (0.47)  (0.00) (0.00)
 In excess of
   capital gains ...  (0.00)  (0.06) (0.00)  (0.00) (0.00)  (0.00) (0.01)
                      -----   -----  -----   -----  -----   -----  -----
Total distributions   (0.09)  (0.88) (0.24)  (0.35) (0.66)  (0.17) (0.17)
                      -----   -----  -----   -----  -----   -----  -----
Net asset value,
 end of period  ....  $6.13   $6.34  $7.53   $5.83  $5.78   $5.99  $5.24
                      =====   =====  =====   =====  =====   =====  =====
Total return .......  -1.85%  -4.61% 34.21%   7.35%  8.26%  17.93% -0.21%
Net assets, end of
 period (000
 omitted)  .........   $931    $698   $474    $284   $243    $322   $330
Ratio of expenses
 to average net
 assets  ...........   1.02%*  1.02%* 1.26%   1.49%  1.37%   1.28%  1.29%
Ratio of net
 investment income
 to average net
 assets  ...........   2.48%*  2.84%* 1.16%   1.96%  2.79%   3.29%  3.43%
Portfolio
 turnover rate .....  79.28% 115.03%174.40% 176.63%230.09% 173.88% 91.06%
*Annualized.


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
     December 31, 2001

NOTE 1 -- Significant Accounting Policies

Waddell & Reed Advisors Asset Strategy Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high total return with reduced risk over the long term through investments in stocks, bonds and short-term instruments. Effective for the fiscal period ended June 30, 2001, the Fund changed its fiscal year end for both financial reporting and Federal income tax purposes to June 30 from September 30. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Gold bullion is valued at the last settlement price for current delivery as calculated by
     the Commodity Exchange, Inc. as of the close of that exchange.   Restricted
     securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

F.   Options -- See Note 6 - Options.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion. The Fund accrues and pays the fee daily.

Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Fund, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, the Fund pays WARSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

For Class A, Class B and Class C shares, the Fund pays WARSCO a monthly per account charge for shareholder servicing services of $1.5792 for each shareholder account which was in existence at any time during the prior month. Prior to December 1, 2001, the shareholder servicing charge was $1.4125 per account, paid monthly. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $1,050,608. During the period ended December 31, 2001, W&R received $27,720 and $1,597 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $778,536 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $3,042, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $88,555,922, while proceeds from maturities and sales aggregated $85,036,191. Purchases of options aggregated $4,060,180, while proceeds from options aggregated $4,542,454. Purchases of short-term securities and U.S. Government securities aggregated $528,630,533 and $87,901,250, respectively. Proceeds from maturities and sales of short-term securities and U.S. Government securities aggregated $525,979,653 and $46,427,734, respectively. Purchases of gold bullion aggregated $1,548,194.

For Federal income tax purposes, cost of investments owned at December 31, 2001 was $206,577,952, resulting in net unrealized appreciation of $2,345,765, of which $4,108,133 related to appreciated securities and $1,762,368 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

United Gold & Government Fund, Inc. ("UGG"), one of the mutual funds managed by WRIMCO, was merged into the Fund as of June 30, 1999. At the time of the merger UGG had capital loss carryovers available to offset future gains of the Fund. These carryovers are limited to $489,523 for each period ending from June 30, 2001 through 2006.

For Federal income tax purposes, the Fund realized capital losses of $272,113 during its fiscal period ended June 30, 2001, which included the effect of certain losses deferred into the next fiscal year (see discussion below). These losses are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized by June 30, 2009.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 2000 through June 30, 2001, the Fund incurred net capital losses of $813,843, which have been deferred to the fiscal year ending June 30, 2002.

NOTE 5 -- Multiclass Operations

The Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below.  Amounts are in thousands.

                            For the       For the       For the
                                six        fiscal        fiscal
                             months        period         year
                              ended         ended         ended
                           12-31-01       6-30-01       9-30-00
                           --------    ----------  ------------
Shares issued from sale
 of shares:
 Class A  ............        9,120        11,183          4,751
 Class B .............        1,446         2,135           959
 Class C .............          463           587           312
 Class Y  ............           54            73            36
Shares issued from reinvestment
 of dividends and/or capital
 gains distribution:
 Class A  ............          346         1,729           292
 Class B .............           33           148             2
 Class C .............            9            43             1
 Class Y  ............            2            12             2
Shares redeemed:
 Class A  ............      (3,022)        (2,208)       (1,538)
 Class B .............        (406)          (226)         (29)
 Class C .............        (135)          (138)          (7)
 Class Y  ............         (14)           (38)          (24)
                              -----         -----         -----
Increase in outstanding
 capital shares ......        7,896        13,300         4,757
                             ======        ======         =====
Value issued from sale
 of shares:
 Class A  ............      $57,329       $76,353       $34,166
 Class B .............        9,103        14,453         6,916
 Class C .............        2,909         3,988         2,263
 Class Y  ............          338           505           261
Value issued from reinvestment
 of dividends and/or capital
 gains distribution:
 Class A  ............        2,146        11,640         1,840
 Class B .............          205           996            14
 Class C .............           57           288             4
 Class Y  ............           12            79            13
Value redeemed:
 Class A  ............     (18,943)       (15,197)      (10,441)
 Class B .............      (2,551)        (1,533)         (221)
 Class C .............        (848)          (950)          (47)
 Class Y  ............         (88)          (260)         (174)
                            -------       -------       -------
Increase in outstanding
 capital  ............      $49,669       $90,362       $34,594
                            =======       =======       =======

NOTE 6 -- Options

Options purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For the Fund, when a written put option is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

Transactions in call options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       June 30, 2001                 522     $   62,640
     Options written              20,067      4,182,216
     Options terminated
       in closing purchase
       transactions              (19,267)    (3,852,222)
     Options exercised               ---            ---
     Options expired                 ---            ---
                                  ------     ----------
     Outstanding at
       December 31, 2001           1,322     $  392,634
                                  ======     ==========

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Asset Strategy Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Asset Strategy Fund, Inc. (the "Fund") as of December 31, 2001, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended, the fiscal period from October 1, 2000 through June 30, 2001, and the fiscal year ended September 30, 2000, and the financial highlights for the six-month period ended December 31, 2001, the fiscal period from October 1, 2000 through June 30, 2001, and for each of the five fiscal years in the period ended September 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Asset Strategy Fund, Inc. as of December 31, 2001, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended, the fiscal period from October 1, 2000 through June 30, 2001, and the fiscal year ended September 30, 2000, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
February 8, 2002

Householding

If you currently receive one copy of the shareholder reports and prospectus for your household (even if more than one person in your household owns shares of the Fund) and you would prefer to receive separate shareholder reports and prospectuses for each account holder living at your address, you can do either of the following:

Fax your request to 800-532-2749.

Write to us at the address listed on the inside back cover for Waddell & Reed, Inc.

Please list each account for which you would like to receive separate shareholder reports and prospectus mailings. We will resume sending separate documents within 30 days of receiving your request.

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

DIRECTORS

Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin



OFFICERS
Henry J. Herrmann, President
Michael L. Avery, Vice President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President
Daniel J. Vrabac, Vice President

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors Municipal Money Market Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.


FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888)-WADDELL
  (888)-923-3355

Our INTERNET address is:
  http://www.waddell.com

NUR1017SA(12-01)

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.